REGULATORY CAPITAL - Regulatory Capital Compliance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital ratio, stated minimum	4.50%
Tier 1 Capital ratio, stated minimum	0.060
Total Capital ratio, stated minimum	0.080
Tier 1 Leverage ratio, stated minimum	0.040
Supplementary leverage ratio, stated minimum	3.00%
Dividends received from Citibank N.A.	$ 6,200	$ 2,300
Citibank, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital	148,548	142,854
Tier 1 Capital	150,679	144,962
Quarterly Adjusted Average Total Assets	1,716,596	1,667,105
Total Leverage Exposure	$ 2,236,839	$ 2,172,052
Common Equity Tier 1 Capital ratio	13.93%	13.55%
Common Equity Tier 1 Capital ratio, well capitalized minimum	6.50%
Tier 1 Capital ratio, well capitalized minimum	0.080
Tier 1 Capital ratio	0.1413	0.1375
Total Capital ratio, well capitalized minimum	0.100
Total Capital ratio	0.1640	0.1542
Tier 1 Leverage ratio	0.0878	0.0870
Tier 1 Leverage ratio, well capitalized minimum	0.050
Supplementary leverage ratio	0.0674	0.0667
Supplementary leverage ratio, well capitalized minimum	6.00%
Citigroup Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital	$ 149,305	$ 147,274
Tier 1 Capital	169,568	167,053
Quarterly Adjusted Average Total Assets	2,351,434	2,265,615
Total Leverage Exposure	$ 2,957,764	$ 2,391,033
Common Equity Tier 1 Capital ratio	12.25%	11.51%
Tier 1 Capital ratio, well capitalized minimum	0.060
Tier 1 Capital ratio	0.1391	0.1306
Total Capital ratio, well capitalized minimum	0.100
Total Capital ratio	0.1604	0.1533
Tier 1 Leverage ratio	0.0721	0.0737
Supplementary leverage ratio	0.0573	0.0699
Standardized Approach | Citibank, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (Tier 1 Capital and Tier 2 Capital)	$ 175,427	$ 169,449
Total Risk-Weighted Assets	1,066,015	1,054,056
Standardized Approach | Citigroup Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (Tier 1 Capital and Tier 2 Capital)	203,838	205,002
Total Risk-Weighted Assets	1,219,175	1,242,381
Advanced Approach | Citibank, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (Tier 1 Capital and Tier 2 Capital)	166,921	161,447
Total Risk-Weighted Assets	1,017,774	1,047,088
Advanced Approach | Citigroup Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (Tier 1 Capital and Tier 2 Capital)	194,006	196,051
Total Risk-Weighted Assets	$ 1,209,374	$ 1,278,977